Stock-Based Compensation - Stock Option Activity (Details) - Stock Options - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted-Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 140	$ 137	$ 94
Option granted (in dollars per share)			140
Options exercised (in dollars per share)		103	91
Options canceled/expired (in dollars per share)		103	86
Outstanding, ending balance (in dollars per share)	$ 140	$ 140	137
Exercisable at end of period (in dollars per share)			$ 103
Number of Shares under Option
Outstanding, beginning balance (in shares)	1,500,000	1,613,923	479,774
Options granted (in shares)			1,500,000
Options exercised (in shares)		(106,132)	(361,088)
Options canceled/expired (in shares)		(7,791)	(4,763)
Outstanding, ending balance (in shares)	1,500,000	1,500,000	1,613,923
Exercisable at end of period (in shares)			113,923
Granted in 2016
Stock options
Vesting period	3 years
Contractual term	10 years
Total compensation cost to be recognized for stock options	$ 12